Other Income and Expenses - Other Operating Expenses (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Other Income and Expenses
Currency losses	€ (139)	€ 23	€ (67)	€ 60
Other		30	36	131
Total other operating expenses		€ 53	€ 36	€ 191